Borrowing Arrangements - SQN Equipment Loan (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Borrowing Arrangements
Total loan payable		$ 22,302
Add: accretion of final interest payable		243
Less: loan payable, current	$ (20,977)	(10,486)
Less: unamortized debt discount		(708)
Total loan payable, noncurrent	663	11,351
SQN Equipment Loan
Borrowing Arrangements
Total loan payable	1,472	2,302
Add: accretion of final interest payable	106	56
Less: loan payable, current	(876)	(784)
Less: unamortized debt discount	(39)	(84)
Total loan payable, noncurrent	663	$ 1,490
A&R LSA (FVO)
Borrowing Arrangements
Less: loan payable, current	$ (20,101)